Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
Principles of consolidation
(a) Principles of consolidation
These consolidated financial statements include the accounts of the Company and its subsidiaries. Subsidiaries are entities controlled by the Company. Control over a subsidiary is defined to exist when the Company is exposed to variable returns from involvement with an investee and has the ability to affect the returns through power over the investee. All intercompany transactions and balances are eliminated on consolidation. For subsidiaries that the Company controls but does not own 100% of, the interest attributable to non-controlling shareholders is reflected in non-controlling interest. Adjustments to non-controlling interests are accounted for as equity transactions and adjustments that do not involve the loss of control are based on a proportionate amount of the net assets of the subsidiary.
The Company consolidates its controlling interest in Rakita Exploration d.o.o. Beograd (“Rakita”; Serbia), acquired through the Reservoir Transaction. The allocation of net assets and profit or loss between Nevsun and the non-controlling shareholder is based on each party’s economic rights to the underlying cash flows and net assets associated with the Timok mineral property.
Significant subsidiaries of Nevsun Resources Ltd. are as follows:

Name	Country of incorporation	Principal activity	Nevsun’s effective interest

Nevsun Africa (Barbados) Ltd.	Barbados	Holding company	100%
Bisha Mining Share Company	Eritrea	Mining	60%
Rakita Exploration d.o.o. Beograd	Serbia	Project	100% of Upper Zone and 60.4% of Lower Zone

Foreign currency translation
(b) Foreign currency translation
The functional and reporting currency of the Company and all its subsidiaries is the United States dollar. Transactions in currencies other than the functional currency are recorded at the rate of exchange prevailing on the date of the transaction. Monetary assets and liabilities that are denominated in foreign currencies are translated at the rate prevailing at each reporting date. Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are retranslated to the functional currency at the exchange rate at the date the fair value was determined. Non-monetary items that are measured at historical cost in a foreign currency are translated at the exchange rate on the date of the transaction. Foreign currency translation differences are recognized in profit or loss.

Revenue recognition and trade receivables
(b) Revenue recognition and trade receivables

The Company includes proceeds from the sale of product, including by-product, in revenue. Revenue is recognized when the transfer of title and the risk and rewards of ownership pass to the customer provided that collection is reasonably assured, the price can be reliably measured, the Company has no significant continuing involvement and the costs incurred or to be incurred in respect of the transaction can be reliably measured.

All sales are completed in the form of executed sales agreements where final prices are determined by quoted market prices on a date subsequent to the date of sale. Revenue is recorded on a provisional basis based on current market prices on the date of sale. Adjustments are made to the sale price based on movements in quoted market prices up to the date of final pricing. The adjustment mechanism in these sales agreements is considered an embedded derivative. The fair value of the final sales price adjustment is adjusted each reporting period by reference to forward market prices and the changes in fair value are recorded as an adjustment to revenue. Any subsequent variations in the final determination of metal concentrate weight and metal content are also recognized as revenue adjustments.

Revenue is presented net of treatment and refining charges.

Inventories
(b) Inventories
Inventories include materials and supplies, work-in-progress and finished goods, and are valued at the lower of weighted average cost and net realizable value. Average costs are calculated by reference to the cost levels experienced in the current month together with those in opening inventory. Cost for materials and supplies includes purchase price and freight, and cost for work-in-progress and finished goods are the costs of production. For this purpose, the costs of production include:
(i) fuel, power, labour costs, materials, and contractor expenses that are all directly attributable to the extraction and processing of ore;
(ii) the depreciation of mineral properties and plant and equipment used in the extraction and processing of ore; and
(iii) production overheads.
Work-in-progress inventory includes ore stockpiles and other partly processed material. Stockpiles represent ore that has been extracted and is available for further processing. Quantities are assessed primarily through surveys and assays.
With respect to concentrate stockpiles, in months when the Company is producing only one type of concentrate, costs of production are allocated in their entirety to the concentrate produced within that month. In months when the Company is producing multiple concentrates, costs of production are determined on a co-product basis. Directly attributable costs are allocated to the respective concentrate produced, and common costs are allocated to each concentrate based on the ratio of payable production volume within the respective concentrate, multiplied by budgeted metal prices. Budgeted prices are used to eliminate price volatility and improve comparability of reporting between periods.
Write-downs of inventories to net realizable value and all losses of inventories are recognized as an expense in the period in which the write-down or loss occurred. Such write-downs are reversed in the event that there is a subsequent increase in the net realizable value of the inventory. Net realizable value is based on market prices less costs of completion and selling expenses. In cases where inventories are classified as long-term based on estimated future production dates, net realizable values make use of estimated future prices consistent with estimated production.

Mineral properties, plant and equipment
(b) Mineral properties, plant and equipment
(i) Exploration and evaluation expenditures

The Company capitalizes all direct costs related to the acquisition of mineral property interests in the period in which they are incurred. Once the legal right to explore an area has been secured, exploration and evaluation costs are expensed as incurred, until the point at which the mineral property has identified proven and probable reserves and the Company has also determined that it is probable that additional exploration and evaluation expenditures on that property will provide future economic benefits. When these criteria are met, subsequent exploration and evaluation costs are capitalized as incurred.

Tangible assets used in the exploration and evaluation phase are capitalized. Examples of expenditures that meet the definition of exploration and evaluation expenditures include drilling, assaying, sampling, technical studies and related administration expenses.

Obligations for removal and restoration as a result of undertaking the exploration and evaluation are capitalized.

Management reviews the carrying value of capitalized exploration when facts and circumstances suggest that the carrying amount of an exploration and evaluation asset may exceed its recoverable amount. The review is based on the exploration findings to date and the Company’s intentions for further exploration and development of the property. Impairment assessments of capitalized exploration and evaluation expenditures are made in accordance with note 3(e)(vii), below.

Refer to note 27 for additional disclosure regarding the Company’s voluntary change in accounting policy with respect to exploration and evaluation expenditures, made effective as of December 31, 2017.

(ii) Development and construction in progress

Expenditures outside of exploration and evaluation incurred as part of development and construction, including those that improve on-site accessibility, are capitalized as construction-in-progress and are included within mineral properties, plant and equipment. When economically viable reserves have been determined and the decision to proceed with development has been approved, exploration and evaluation assets are first assessed for impairment, then reclassified to construction-in-progress or mineral properties. The expenditures related to development and construction are capitalized as construction-in-progress and are included within mineral properties, plant and equipment. Costs associated with the commissioning of new assets incurred before they are operating in the way intended by management, including directly attributable costs of testing, are capitalized. Development expenditures are net of the proceeds of the sale of metals produced during this phase. When developed or constructed assets are operating in the manner intended by management, construction-in-progress costs are reclassified to mineral properties or plant and equipment.

The costs of removing overburden to access ore are capitalized as pre-production stripping costs and are included within mineral properties, plant and equipment and depreciation commences.

(iii) Plant and equipment
Plant and equipment is carried at cost, less accumulated depreciation and accumulated impairment losses. Cost comprises the fair value of consideration given to acquire or construct an asset and includes the direct charges associated with bringing the asset to the location and condition necessary for putting it into use, along with the future cost of dismantling and removing the asset.

(iv) Lease arrangements

Leases that transfer substantially all of the benefits and risks incidental to the ownership of property to the Company are accounted for as finance leases. Assets under finance lease are originally capitalized at the lower of the fair market value of the leased property and the net present value of the minimum lease payments. Each lease payment is allocated between the finance lease obligation and finance charge. The plant and equipment acquired under finance lease is depreciated over the shorter of the asset’s useful life and the lease term. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred. Where a lease is prepaid, the obligation is offset against the prepayment.

The Company has entered into arrangements that are in substance leasing arrangements and have been accounted for in accordance with this policy.

(v) Depreciation and depletion
Mineral properties, plant and equipment associated with mining operations are depreciated over the estimated useful lives of the assets on a units-of-production basis or on a declining balance basis at rates of 40% to 60% per annum, as appropriate. All other equipment is depreciated on a declining balance basis at rates of 40% to 60%, as appropriate. Depreciation methods and useful lives are reviewed at each reporting date and adjusted as required. During 2017, the declining balance rates were increased from a range of 5-33% to 40-60% in consideration of a shorter Bisha Mine life of mine.
(vi) Stripping costs in the production phase
Where production stripping activity does not result in inventory produced, but does provide improved access to the ore body, the costs are deferred when the stripping activity meets all of the following criteria: (1) it is probable that the future economic benefit associated with the stripping activity will flow to the Company; (2) the Company can identify the component of the ore body for which access has been improved; and (3) the costs relating to the stripping activity associated with that component can be measured reliably. Deferred stripping costs are capitalized to mineral properties or construction-in-progress and are depreciated on a units-of-production basis over the expected useful life of the identified component of the ore body to which access has been improved as a result of the stripping activity.
(vii) Impairment of non-financial assets

Non-financial assets are evaluated at the end of each reporting period by management for indicators that carrying value is impaired and may not be recoverable. When indicators of impairment are present, the recoverable amount of an asset is evaluated at the level of a cash generating unit (CGU), the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. The recoverable amount of a CGU is the greater of the CGU’s fair value less costs to sell and its value in use. An impairment loss is recognized in profit or loss to the extent the carrying amount exceeds the recoverable amount.

(vii) Impairment of non-financial assets
In calculating the recoverable amount, the Company uses discounted cash flow techniques to determine fair value less costs to sell and value in use when it is not possible to determine fair value either by quotes from an active market or a binding sales agreement. The determination of discounted cash flows is dependent on a number of factors, including future metal prices, the amount of reserves, the cost of bringing the project into production, production schedules, production costs, sustaining capital expenditures, and site closure, restoration and environmental rehabilitation costs and the discount rate used. Additionally, the reviews take into account factors such as political, social and legal, and environmental regulations. These factors may change due to changing economic conditions or the accuracy of certain assumptions and, hence, affect the recoverable amount. The Company uses its best efforts to fully understand all of the aforementioned to make an informed decision based upon historical and current facts surrounding the projects. Discounted cash flow techniques require management to make estimates and assumptions concerning reserves and expected future production revenues and expenses.

Provision for mine closure and reclamation
(b) Provision for mine closure and reclamation
The Company records a liability based on the best estimate of costs for site closure and reclamation activities that the Company is legally or constructively required to remediate. The liability is recognized at the time environmental disturbance occurs and the resulting estimated costs are capitalized to the corresponding asset. The provision for mine closure and reclamation liabilities is estimated using expected cash flows based on engineering and environmental reports prepared by third-party industry specialists and discounted at a pre-tax rate specific to the liability. The capitalized amount is depreciated on the same basis as the related asset. The liability is adjusted for the accretion of the discounted obligation and any changes in the amount or timing of the underlying future cash flows. Significant judgements and estimates are involved in forming expectations of the amounts and timing of future closure and reclamation cash flows.
Additional disturbances and changes in mine closure and reclamation estimates are accounted for as incurred with a change in the corresponding capitalized cost. Costs of rehabilitation projects for which a provision has been recorded are recorded directly against the provision as incurred, most of which are incurred at the end of the life of mine.

Financial instruments
(b) Financial instruments
(i) Financial assets

The Company initially recognizes loans and receivables on the date that they originate. All other financial assets are recognized initially on the trade date, which is the date that the Company becomes a party to the contractual provisions of the instrument.

The Company derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred. Any interest in such transferred financial assets that is created or retained by the Company is recognized as a separate asset or liability.

The Company classifies its non-derivative financial assets as loans and receivables. The classification depends on the purpose for which the financial assets were acquired, and management determines the classification of financial assets at recognition.

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They are classified as current assets or non-current assets based on their maturity date. Loans and receivables are initially recognized at fair value and subsequently carried at amortized cost less any impairment. Loans and receivables are comprised of cash and cash equivalents, trade and other receivables, and loan to supplier. Trade receivables include embedded derivatives which are provisionally priced and are measured at fair value with changes recognized in profit or loss.
(ii) Financial liabilities
The Company classifies all of its financial liabilities as other financial liabilities. Other financial liabilities are non-derivatives and are recognized initially at fair value, net of transaction costs incurred and are subsequently stated at amortized cost. Any difference between the amounts originally received, net of transaction costs, and the redemption value is recognized in profit and loss over the period to maturity using the effective interest method.

Income taxes
(b) Income taxes

Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to taxes payable or receivable in respect of previous years. The Company uses the balance sheet method of accounting for deferred income taxes. Under the balance sheet method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax is not recognized for temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss. Deferred tax assets and liabilities are measured using substantively enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred tax assets also result from unused loss carry forwards, resource related pools and other deductions. A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences to the extent that it is probable that future taxable income against which the deferred tax assets can be utilized will be available. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

In determining the amount of current and deferred tax the Company takes into account the impact of uncertain tax positions and whether additional taxes and interest may be due. The Company believes that its accruals for tax liabilities are adequate for all open tax years based on its assessment of many factors, including interpretations of tax law and prior experience. This assessment relies on estimates and assumptions and may involve a series of judgements about future events. New information may become available that causes the Company to change its judgement regarding the adequacy of existing tax liabilities. Such changes to tax liabilities will impact tax expenses in the year that such a determination is made.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

Share-based payments
(b) Share-based payments
(i) Stock options
The Company has a stock option plan that is described in note 15(b). Stock options granted to employees and directors are measured at the grant date fair value of the instruments issued and amortized as an expense with a corresponding increase in equity over the vesting periods. The amount recognized as an expense is adjusted to reflect the number of awards expected to vest. Upon the exercise of stock options, consideration received is recorded as share capital and the related share-based payments reserve is transferred to share capital. Charges for options that are forfeited before vesting are reversed from share-based payment reserve. For those options that expire or are forfeited after vesting, the recorded value is transferred to retained earnings.
(ii) Stock appreciation rights (SARs)

SARs allow the holder to receive cash or common shares of the Company in the amount of the underlying value of the associated stock option. When the holder has the option of settling in cash or shares, the fair value of the SAR is recorded as a liability with no value assigned to an equity component. Changes to the fair value of the liability are recognized in profit or loss.

Where the holder elects to take common shares instead of cash, the value of the related liability is transferred directly to share capital; where the holder elects to settle SARs in cash instead of common shares, the value of the related liability is extinguished when the cash is paid.

(ii) Stock appreciation rights (SARs) (continued)
In certain cases, SARs allow for the Board to elect for the option holder to receive the net value of the options held in shares. The net value is calculated as the difference between the market price of the Company’s shares on the date before exercise and the exercise price of the option, less statutory withholdings required on the employee’s behalf. In instances where the fair value on the date of exercise exceeds the original estimated fair value already recognized, additional expense is recorded in the period of exercise. The value allocated to the options, less withholding taxes, is transferred to share capital. In instances where the fair value on the date of exercise is less than the original estimated fair value, the difference is credited to retained earnings.
(iii) Restricted, performance and deferred share units (RSUs, PSUs and DSUs)
RSUs, PSUs and DSUs allow the holder to receive cash in an amount calculated with reference to the value of the Company’s shares. The RSUs, PSUs and DSUs are recorded as a liability at fair value at year end, with changes in the fair value of the liability recognized in profit or loss. The liability is extinguished when the units vest and cash is paid to the holder or when the units otherwise expire.
RSUs vest in thirds over a three-year period, beginning one year after the grant date, and are settled in cash upon vesting. PSUs vest in full three years after the grant date and are settled in cash upon vesting, with payout value based on the Company’s share price performance relative to a group of peers. Both units are valued with reference to the Company’s current share price.

DSUs vest either immediately or over a specified time period, and are settled in cash when the holder of the units retires or resigns from the Company. DSUs are valued with reference to the Company’s current share price.

Investments in associates
(b) Investments in associates
An associate is an entity over which the Company has significant influence. The Company has significant influence when it has the power to participate in the financial and operating policy decisions of the associate but does not have control over those policies.
Dividends and repayment of capital received from an associate are accounted for as a reduction in the carrying amount of the Company’s investment. Unrealized gains and losses between the Company and its associates are recognized only to the extent of unrelated investors’ interests in the associates. Intercompany balances between the Company and its associates are not eliminated.
At the end of each reporting period, the Company assesses its investment in associates for impairment if there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition and if the event or events have an impact on the estimated future cash flows of the investment.

Non-monetary transactions
(b) Non-monetary transactions
The cost of an item of property, plant and equipment is measured at fair value unless the exchange lacks commercial substance, or the fair value of neither the asset received nor the asset given up is reliably measurable. If the acquired item is not measured at fair value, its cost is measured at the carrying amount of the asset given up. The Company determines whether an exchange transaction has commercial substance by considering the extent to which the Company’s future cash flows are expected to change as a result of the transaction.

Earnings per share
(b) Earnings per share
Earnings per share are calculated using the weighted average number of common shares outstanding during the year. Diluted earnings per share is calculated using the treasury stock method. The weighted average number of common shares outstanding for the calculation of diluted earnings per share assumes all in-the-money stock options and stock appreciation rights are exercised at the beginning of the year and that the proceeds to be received on their exercise are used to repurchase common shares at the average market price during the year.